Subsequent Events (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Subsequent Events
Schedule of Number of Shares of Common Stock Issued Immediately Following Consummation of the Merger

Class A
Common
Stock (1)
Legacy Oklo stockholders (2)	78,996,459
Sponsor stockholders (as defined in Note 11) (3)	13,950,000
AltC public stockholders (as defined in Note 11) (4)	29,149,811
Total AltC stockholders	43,099,811
Total Class A common stock	122,096,270
(1)	The table does not include the 15,000,000 shares underlying the Earnout Shares and 10,432,749 shares underlying the Legacy Oklo options.
(2)

The table includes 70,588,565 shares issued to Legacy Oklo stockholders (consisting of (i) 39,923,611 shares issued to Legacy Oklo Preferred Stock holders (for further details see Note 10) and 28,921,953 shares issued to Legacy Oklo common stockholders as of January 1, 2023 (determined by taking the 4,771,025 shares of Legacy Oklo outstanding common stock multiplied by the Exchange Ratio of 6.062), together totaling 68,845,564 shares that represent the retroactive application of the recapitalization), (ii) 1,345,625 shares issued to holders of Legacy Oklo options upon the exercise of options during the six month ended June 30, 2024, (iii) 397,376 shares issued to holders of Legacy Oklo options upon the exercise of options during the year ended December 31, 2023), and 8,407,894 shares issued upon conversion of the Legacy Oklo SAFEs (for further details see Note 7) outstanding immediately before the Business Combination, together the 70,588,565 and 8,407,894 totaling 78,996,459.

(3)

The table includes 12,500,000 shares issued to the Sponsor representing the Founder Shares that will vest and no longer be subject to forfeiture pursuant to the applicable Vesting Triggering Event and 1,450,000 shares issued in exchange for AltC private placement shares held by the Sponsor pursuant to the Sponsor Agreement.

(4)	The AltC public stockholders represent the Class A common stock subject to redemption held by the AltC stockholders immediately before the Closing (for further details see Note 11).

Class A
Common
Stock (1)
Legacy Oklo stockholders (2)	78,996,459
Sponsor stockholders (as defined in Note 11) (3)	13,950,000
AltC public stockholders (as defined in Note 11) (4)	29,149,811
Total Class A common stock	122,096,270
(1)	The table does not include the 15,000,000 shares underlying the Earnout Shares and 10,432,749 shares underlying the Legacy Oklo options.
(2)	The table reflects the 78,996,459 shares issued to Legacy Oklo stockholders as described above.
(3)	The table includes 12,500,000 shares issued to the Sponsor representing the Founder Shares that will vest and no longer be subject to forfeiture pursuant to the applicable Vesting Triggering Event and 1,450,000 shares issued in exchange for AltC private placement shares held by the Sponsor pursuant to the Sponsor Agreement (as described below under the caption Class A Common Stock).
(4)	The AltC public stockholders represent the Class A common stock subject to redemption held by the AltC stockholders immediately before the Closing (as described below under the caption Class A Common Stock).

Schedule of amendment to simple agreement for future equity notes to convert in connection with consummation of business combination

	Outstanding
	Principal	Legacy Oklo
	Balance of	Price Per	Legacy Oklo		Class A Common
	SAFE Notes	Share Upon	Common		Stock Issued at
Legacy Oklo SAFEs	Before Closing	Conversion	Stock Issuable	Exchange Ratio	Closing(1)
Valuation cap $300,000,000	$13,994,800	$22.445945	623,487	6.062	3,779,578
Valuation cap $500,000,000	28,562,200	37.409909	763,496	6.062	4,628,316
	$42,557,000		1,386,983		8,407,894

(1)For further details refer to Note 3.

	Outstanding
	Principal	Legacy Oklo
	Balance of	Price Per	Legacy Oklo		Class A Common
	SAFE Notes	Share Upon	Common		Stock Issued at
Legacy Oklo SAFEs	Before Closing	Conversion	Stock Issuable	Exchange Ratio	Closing
Valuation cap $300,000,000	$13,994,800	$22.445945	623,487	6.062	3,779,578
Valuation cap $500,000,000	28,562,200	37.409909	763,496	6.062	4,628,316
	$42,557,000		1,386,983		8,407,894